DWS Health and Wellness Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 15, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class ACIS [Member] | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class ACIS [Member] | MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	6.43%	8.14%
Class ACIS [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	2.98%	4.99%
Class ACIS [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	3.13%	4.97%
Class ACIS [Member] | Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.84%	4.14%	6.59%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	4.60%	6.43%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.65%	5.68%	7.52%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.63%	5.66%	7.50%
Performance Inception Date	Mar. 02, 1998